Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of defined benefit plan expense recognized in profit or loss
	December 31, 2021	December 31, 2020	December 31, 2019
Salaries	1,865,633	1,260,359	1,832,382
Pension costs	165,801	156,843	130,792
Other social benefits	275,258	116,290	217,448
Share based payments costs	1,223,696	351,401	226,601
Other personnel expenditures	214,940	47,295	(22,973)
Total employee benefits	3,745,328	1,932,188	2,384,250

Schedule of defined benefit obligation
	2021	2020
Defined benefit obligation at January 1	3,529,602	3,087,947
Service costs	162,200	151,624
Plan participants’ contribution	101,066	76,032
Interest cost	10,464	9,482
Actuarial losses	159,845	58,912
Plan amendments	(3,115)	—
Transfer-out amounts	(142,951)	(201,310)
Transfer-in amounts of new employees	860,521	346,915
Defined benefit obligation at December 31	4,677,632	3,529,602

	2021	2020
Fair value of plan assets at January 1	2,662,226	2,327,500
Interest income	8,586	7,429
Return on plan assets excluding interest income	424,829	32,794
Employer contributions	101,066	76,032
Plan participants’ contributions	101,066	76,032
Transfer-out amounts	(142,951)	(201,310)
Transfer-in amounts of new employees	860,521	346,915
Administration expense	(6,030)	(3,166)
Fair value of plan assets at December 31	4,009,313	2,662,226

	December 31, 2021	December 31, 2020
Present value of funded defined benefit obligation	4,677,632	3,529,602
Fair value of plan assets	(4,009,313)	(2,662,226)
Net defined benefit liability	668,319	867,376

Schedule of defined benefit cost and liability assumptions
	2021	2020	2019
Service cost	159,085	151,624	138,580
Net interest expense	1,878	2,053	5,137
Administration expense	6,030	3,166	4,051
Total defined costs for the year recognized in profit or loss	166,993	156,843	147,768

	2021	2020	2019
Actuarial loss (gain) arising from changes in financial assumptions	(74,284)	13,031	360,541
Actuarial loss (gain) arising from experience adjustments	463,238	45,881	(215,156)
Actuarial gain arising from demographic assumptions	(229,109)	—	—
Return on plan assets excluding interest income	(424,829)	(32,794)	(73,375)
Total defined benefit cost for the year recognized in the other comprehensive loss (income)	(264,984)	26,118	72,010

At December 31	2021	2020	2019
Discount rate	0.30%	0.20%	0.30%
Future salary increase	0.85%	0.60%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG2015G

Schedule of sensitivity analysis for actuarial assumptions
December 31,	2021	2020
Change in assumption	0.25% increase	0.25% increase
Discount rate	(200,601)	(166,228)
Salary increase	22,961	13,602
Pension indexation	110,958	88,460
Change in assumption	+ 1 year	+ 1 year
Life expectancy	98,983	88,215